FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENTS [Abstract]
Carrying Amounts and Estimated Fair Values of Financial Instruments
The carrying amounts and estimated fair values of the Company’s financial instruments, none of which are held for trading purposes, are as follows at December 31, 2018 and December 31 2017:

		Fair Value Measurements at December 31, 2018 using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
Dollars in thousands	Carrying Value	Level 1	Level 2	Level 3	Balance
ASSETS
Cash and due from banks	$10,918	$10,918	$-	$-	$10,918
Interest earning deposits with banks	21,022	21,022	-	-	21,022
Certificate of deposits with banks	1,498	-	1,484	-	1,484
Federal Home Loan Bank Stock	1,050	-	1,050	-	1,050
Securities available for sale	31,960	-	31,960	-	31,960
Equity Securities	617	617	-	-	617
Net loans	389,304	-	-	378,675	378,675
Accrued interest receivable	1,259	-	1,259	-	1,259

LIABILITIES
Deposits	$395,149	$-	$389,493	$-	$389,493
Capital lease obligation	141	-	141	-	141
FHLB Advances	16,100	-	16,053	-	16,053
Long term subordinated debt	9,753	-	9,946	-	9,946
Accrued interest payable	421	-	421	-	421

		Fair Value Measurements at December 31, 2017 using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
Dollars in thousands	Carrying Value	Level 1	Level 2	Level 3	Balance
ASSETS
Cash and due from banks	$5,409	$5,409	$-	$-	$5,409
Interest earning deposits with banks	3,647	3,647	-	-	3,647
Certificate of deposits with banks	1,498	-	1,519	-	1,519
Federal Home Loan Bank Stock	1,341	-	1,341	-	1,341
Securities available for sale	31,112	626	30,486	-	31,112
Net loans	345,080	-	-	345,370	345,370
Accrued interest receivable	1,078	-	1,078	-	1,078

LIABILITIES
Deposits	$340,653	$-	$330,672	$-	$330,672
Capital lease obligation	207	-	207	-	207
FHLB Advances	23,600	-	23,495	-	23,495
Long term subordinated debt	9,676	-	9,619	-	9,619
Accrued interest payable	292	-	292	-	292

Assets and Liabilities Measured at Fair Value on Recurring Basis
The table below presents the recorded amount of assets and liabilities measured on a recurring basis.

	Total	Level 1	Level 2	Level 3
Dollars in thousands
December 31, 2018
Available-for-Sale Securities
U.S. Government and federal agency	$10,789	$-	$10,789	$-
Mortgage-backed securities*	20,541	-	20,541	-
Municipal securities	630	-	630	-
Total available-for-sale securities	31,960	-	31,960	-
Equity securities	617	617	-	-
Total	$32,577	$617	$31,960	$-

December 31, 2017
Available-for-Sale Securities
U.S. Government and federal agency	$11,276	$-	$11,276	$-
Mortgage-backed securities*	18,915	-	18,915	-
Municipal securities	295	-	295	-
Equity securities	626	626	-	-
Total available-for-sale securities	$31,112	$626	$30,486	$-

*All of the Company’s mortgage-backed securities are issued either by the U.S. Government, which includes GNMA pools, or by government-sponsored agencies such as FNMA and FHLMC.

Impaired Loans Re-measured and Reported at Fair Value
The following table presents impaired loans that were re-measured and reported at fair value through a specific valuation allowance allocation of the allowance for loan losses based upon the fair value of the underlying collateral or discounted cash flows at December 31, 2018 and December 31, 2017

	December 31, 2018		December 31, 2017
Dollars in thousands	Level 2	Level 3	Level 2	Level 3
Carrying value of impaired loans before allocations	$-	$1,732	$-	$1,768
Specific valuation allowance allocations	-	(245)	-	(248)
Carrying value of impaired loans after allocations	$-	$1,487	$-	$1,520

Assets Measured at Fair Value on Nonrecurring Basis
Assets measured at fair value on a nonrecurring basis are included in the table below.

	Total	Level 1	Level 2	Level 3
Dollars in thousands
December 31, 2018
Foreclosed assets	$942	$-	$-	$942
Impaired loans	1,487	-	-	1,487
Total	$2,429	$-	$-	$2,429

December 31, 2017
Foreclosed assets	$324	$-	$-	$324
Impaired loans	1,621	-	-	1,621
Total	$1,945	$-	$-	$1,945

Quantitative Information About Level 3 Measurement
Quantitative information about Level 3 fair value measurements:

	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Dollars in thousands
December 31, 2018
Impaired loans	$122	Discounted appraisals	Appraisal adjustments	15.00%	15.00%
	1,365	Discounted cash flows	Discount rate	4.75 – 8.50%	7.05%

Foreclosed assets	942	Discounted appraisals	Appraisal adjustments	8.00-15.00%	9.68%

December 31, 2017
Impaired loans	$101	Discounted appraisals	Appraisal adjustments	20.00-25.00%	23.33%
	1,520	Discounted cash flows	Discount rate	4.75-8.50%	7.06%
Foreclosed assets	324	Discounted appraisals	Appraisal adjustments	15.00%	15.00%